SEGMENT REPORTING - Segment cost by product sales and services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment reporting
Cost of product sales	$ 160,566	$ 196,753	$ 236,982
Cost of services	28,371	10,601	113
Total cost of revenues	188,937	207,354	237,095
Product sales
Segment reporting
Cost of product sales	160,566	196,753	236,982
Services
Segment reporting
Cost of services	$ 28,371	$ 10,601	$ 113